Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
26.	Subsequent Events

Management has evaluated subsequent events that have occurred through April 10, 2024, which is the date the financial statements were available to be issued and has determined that there were no subsequent events that required recognition or disclosure in the financial statements as of and for the year ended December 31, 2023, except as disclosed below.

On January 3, 2024, Solis’, an indirect wholly owned subsidiary of the Company and related party, bondholders formally approved an extension of the temporary waivers and the maturity date of the Solis Bonds until January 31, 2024, with the right to further extend to February 29, 2024 at the Solis Bond trustee’s discretion. On January 30, 2024, the Bond Trustee exercised its right to extend the waivers and the maturity date of the Bond Terms to February 29, 2024. On January 31, 2024, Solis provided notice to the trustee of the Solis Bonds of its intent to exercise call options to repay €59.1 million (approximately $69.5 million) of amounts outstanding under the bonds. On February 14, 2024, Solis exercised its call options. On February 26, 2024, the Solis Bond Trustee granted a technical extension to the Solis Bond in order for Solis to exercise its call option, and Solis provided notice to the trustee of its intent to exercise call options to repay €5.7 million (approximately $6.2 million) of amounts outstanding under the bonds. The repayment was completed on March 12, 2024.

Also on February 26, 2024, Solis and a representative group of the bondholders agreed to an additional extension of the temporary waivers and the maturity date of the Solis Bond until April 30, 2024, with the right to further extend to May 31, 2024 at the Bond Trustee’s discretion, and thereafter on a month to month basis to November 29, 2024 at the Bond Trustee’s discretion and approval from a majority of bondholders. This was formally approved by the bondholders on March 12, 2024.

On January 3, 2024, ALT US 08 LLC was incorporated in Delaware as a wholly owned subsidiary of Alternus Energy Americas Inc.

Also on January 3, 2024, a convertible note holder converted all of the principal and accrued interest owed under the note, equal to $1.0 million, into 1,320,000 shares of restricted common stock.

On January 11, 2024, we issued 7,765,000 shares of restricted common stock valued at $1.23 per share to Nordic ESG and Impact Fund SCSp (“Nordic ESG”) has settlement of AEG’s €8m note. This resulted in Nordic ESG becoming a related party and resulted in a decrease of AEG’s ownership of the Company from 80% to 72%.

On January 16, 2024 Solis entered into a sale and purchase agreement to sell one operating park in the Netherlands, Rilland. The sale closed on February 21, 2024 and Solis received EUR 6.5 million (approximately $7 million). The proceeds were used to pay down the Solis Bond.

Also on January 16, 2024, AEG MH 04 Limited was incorporated in Ireland as a wholly owned subsidiary of Alternus Lux 01 S.a.r.l.

On January 17, 2024, a subsidiary of the Company known as AEG JD 03 Limited changed its name to Alternus Europe Limited.

On January 19, 2024, all operating parks in Poland were sold by Solis in exchange for EUR 54.4 million (approximately $59.1 million). The proceeds were used to pay down the Solis Bond.

On January 23, 2024 we issued 81,301 shares of restricted common stock valued at $1.01 per share to a third party consultant in exchange for services.

On February 5, 2024 we amended and restated a promissory note originally issued October 3, 2023, such that the outstanding amount owed was increased from $3.2 million to $3.55 million and the maturity date was extended to February 28, 2025; we also issued to the noteholder warrants to purchase up to 90,000 shares of restricted common stock, exercisable at $0.01 per share having a 5 year term and fair value of $86 thousand.

On February 20, 2024 we issued 100,000 shares of restricted common stock valued at $0.35 per share to a third party consultant in exchange for services.

On March 19, 2024 we entered into a settlement agreement with Clean Earth Acquisitions Sponsor, LLC , a related party, and SPAC Sponsor Capital Access (“SCA”) pursuant to which, among other things, we agreed to repay Sponsor’s debt to SCA, related to the CLIN SPAC entity extensions, in the amount of $1.4 million and issue 225,000 shares of restricted common stock valued at $0.47 per share to SCA.

On March 20, 2024, we received a letter from The Nasdaq Stock Market notifying us that, because the closing bid price for our common stock has been below $1.00 per share for 30 consecutive business days, our common stock no longer complies with the minimum bid price requirement for continued listing on The Nasdaq Capital Market. We intend to actively monitor the bid price for our common stock between now and September 16, 2024 and will consider available options to regain compliance with the minimum bid price requirement.